Goodwill and intangible assets - Goodwill (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 3,899	£ 3,907
Head Office [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	44	47
Barclays UK [member] | Operating segments [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	3,526	3,526
Barclays International [member] | Operating segments [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 329	£ 334